CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Q3) (Parenthetical) - $ / shares	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends declared and paid on common shares (in dollars per share)	$ 0.43	$ 1.17
Dividends declared and paid on preferred shares (in dollars per share)	$ 60	$ 60